Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 2,043,352	$ 2,009,806
Less accumulated depreciation		(1,274,795)	(1,254,205)
Property and equipment, net	[1]	768,557	755,601
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		1,379,501	1,317,993
Building, Building Improvements And Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		414,062	413,735
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		189,236	214,319
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 60,553	$ 63,759

[1]	Property and equipment, net.